REDEEMABLE NON-CONTROLLING INTERESTS (Details)			1 Months Ended		12 Months Ended
	Jan. 22, 2014 USD ($) shares	Sep. 25, 2013 USD ($) shares	Jul. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares	15,000,000	17,480,000
Value of shares issued	$ 126,300,000	$ 67,800,000				¥ 769,146,293	¥ 411,730,717
Ownership percentage by noncontrolling owner					28.00%
Series A Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			25,532	25,532
Series A-1 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			26,809	26,809
Series A-2 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			5,106	5,106
JinkoSolar Power [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Shares issue price per share | $ / shares			$ 3,917
Value of shares issued			$ 225,000,000	¥ 1,385,000,000
Ownership percentage by noncontrolling owner			45.00%
Ownership percentage by the Company			55.00%
Issuance costs			$ 240,000	¥ 1,500,000
Initial conversion ratio			1	1
Annual return			13.00%	13.00%
Change in the carrying amount of redeemable non-controlling interests
Beginning Balance | ¥					¥ 1,435,585,290
Recognition of redeemable non-controlling interest in the current year | ¥						¥ 1,383,264,900
Accretion to redemption value of redeemable non-controlling interests | ¥					¥ 172,340,442	52,320,700
Ending Balance | ¥					¥ 1,607,925,732	¥ 1,435,585,290